ADOPTION OF NEW STANDARDS - IMPACT ON FINANCIAL STATEMENTS (Details) $ in Thousands	Dec. 31, 2018 CAD ($)
Adoption Of New Standards - Impact On Financial Statements
Operating lease and other commitments	$ 1,259
Adjustments to IFRS 16:
Recognition exemption for short-term leases	(13)
Other	(75)
Lease liabilities - undiscounted	1,171
Present value discount adjustment	(227)
Lease liabilities on transition to IFRS 16 at January 1, 2019	$ 944